Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands	Dec. 31, 2019 USD ($) € / $	May 08, 2019 shares	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value	$ 5,820
Derivative, Average Forward Exchange Rate | € / $	0.86
Expected maturity amount of foreign currency derivatives in next twelve months	$ 6,750
Expected maturity amounts of foreign currency derivatives in year two	0
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	202
Restricted Cash and Cash Equivalents	14,300		$ 6,800
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	3,100		9,500
Derivative Liability, Fair Value, Gross Liability	$ 74,300		$ 55,800
Teekay Offshore | Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		1,755,000